S-K 1606, De-SPAC Board Determination	Nov. 10, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

In determining to approve the Business Combination and to recommend the Business Combination to Electra’s equity holders, Electra’s Board weighed the following benefits and detriments to Electra and its current equity holders:(i) the benefit of accessing the public equity markets for capital at likely a lower cost than that available to Electra in the private markets; (ii) the benefit of obtaining public currency and having more efficient access to additional public currency in the future to be able to capitalize organic and opportunistic inorganic growth opportunities; (iii) the benefit of providing greater liquidity for existing equity holders; (iv) the beneficial timing of the Business Combination relative to market conditions; (v) the dilution to be incurred by Electra’s existing equity holders as a result of the transaction; and (vi) the additional costs, resources and diversion of management attention associated with becoming a public company. The benefits described in clauses (ii), (iii) and (iv) above were also heavily considered by Electra’s Board in determining to approve the Business Combination at the time it did as opposed to waiting to evaluate other strategic initiatives that could provide the same benefits. In assessing timing, Electra’s Board considered, among other factors, market receptivity to de-SPAC transactions in Electra’s sector and the availability and expected terms of PIPE financing and any other committed capital and concluded that proceeding with the Business Combination at such time would better position Electra to access public-market capital with lower execution and market-timing risk than waiting for a traditional IPO window to reopen. In addition, Electra considered the market conditions in the advanced battery technology and AI-enabled battery optimization sectors, including a recent increased demand for battery deployment and technologies designed to improve battery performance and efficiency.